Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income at a moderate level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Retirement Income Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Retirement Income Fund invests in a broad range of fixed income investments, with at least 65% of its total assets invested in corporate or U.S. Government fixed income securities. Corporate fixed income securities may be investment grade or higher-yielding, below investment grade securities (so-called "junk bonds"). The advisor utilizes a comprehensive investment process prior to purchasing a security for the fund. Once a security passes the financial screening process, further due diligence is conducted by the portfolio managers. If an investment passes both the financial screens and fundamental research, it is a candidate for purchase. Regular reviews are conducted by the advisor of each security in the portfolio to determine financial strength, bond rating, marketability and other relevant financial due diligence items. In general, if an investment in the portfolio fails to meet minimum financial expectations or for strategic reasons, it may be sold.

		The advisor may adjust the average maturity of the Fund's portfolio as well as the quality of bonds held, based on the interest rate outlook and current economic conditions. When interest rates are expected to rise and bond prices fall, the Fund may hold bonds with a shorter average maturity. When rates are expected to fall and bond prices rise, the Fund may hold bonds with a longer average maturity. Any adjustment in the maturity or quality of the holdings may cause an increase in portfolio turnover resulting in an increase in expenses.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity.  Credit ratings are an attempt to assess this risk.  All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

High Yield Securities Risk - Issuers of high yield fixed-income securities (commonly referred to as "junk bonds") are not as strong financially as those companies issuing investment grade bonds.  Junk bonds are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.  The value of debt securities may be affected by changing credit ratings.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall.  Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Retirement Income Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.  Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?
The Retirement Income Fund may be suitable for you if:
  You want to add a high risk fixed income fund to your current portfolio
  You have a long-term time horizon (at least five years)
  You are seeking current income rather than growth
  You have a high risk tolerance and can accept large price swings
		Because of the several types of risks described in this prospectus, you could lose money!
Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risks described in this prospectus, you could lose money!
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It consists primarily of publicly-issued fixed-income investment grade securities issued by U.S. corporations in the industrial, utility and financial services sectors; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Aggregate Bond Index was added to the performance table to indicate the return of the broader bond market. The Index includes such sectors as corporte bonds, U.S. treasury bonds, U.S. agency bonds and government mortgages.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Retirement Income Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2005 - 2014]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Retirement Income Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +7.94% 3rd quarter 2009 Lowest: -7.39% 3rd quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) For the Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Barclays Aggregate Bond Index was added to the performance table to indicate the return of the broader bond market. The Index includes such sectors as corporte bonds, U.S. treasury bonds, U.S. agency bonds and government mortgages.

		After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Retirement Income Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
2005	rr_AnnualReturn2005	2.28%
2006	rr_AnnualReturn2006	3.97%
2007	rr_AnnualReturn2007	3.33%
2008	rr_AnnualReturn2008	(16.03%)
2009	rr_AnnualReturn2009	17.13%
2010	rr_AnnualReturn2010	8.31%
2011	rr_AnnualReturn2011	6.97%
2012	rr_AnnualReturn2012	6.21%
2013	rr_AnnualReturn2013	(0.59%)
2014	rr_AnnualReturn2014	5.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.39%)
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Retirement Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10
Retirement Income Fund | After taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	1.69%
Retirement Income Fund | After taxes on distributions and sale of fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Retirement Income Fund | Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Retirement Income Fund | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	4.71%